Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

PAY VERSUS PERFORMANCE

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid and certain financial performance of the Company. For further information concerning the Company’s variable pay-for-performance philosophy and how the Company aligns executive compensation with the Company’s performance, refer to “Executive Compensation—Compensation Discussion and Analysis.”

					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for Non-PEO NEOs(3)	Average Compensation Actually Paid to Non-PEO NEOs(4)	Total Shareholder Return(5)	Peer Group Total Shareholder Return(6)	Net Income (Loss) (thousands)(7)	Total Revenue (thousands)(8)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2022	$5,263,599	$120,291	$1,953,634	$422,452	$86.50	$99.65	$(42,825.00)	$188,315
2021	$5,182,371	$5,125,832	$1,966,463	$1,974,444	$161.38	$151.98	$(54,376.00)	$259,528
2020	$4,520,750	$7,511,845	$1,580,822	$2,382,142	$163.98	$125.26	$(59,857.00)	$224,249

(1)
The dollar amounts reported in column (b) are the amounts of total compensation reported for William M. Greenman (our Chief Executive Officer) for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation—Summary Compensation Table.”
(2)
The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Greenman, who served as our principal executive officer ("PEO") for each of 2020, 2021 and 2022, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Greenman during such years and are based on valuation assumptions required by the SEC, which are unlikely to reflect actual amounts realized at vesting or exercise (as applicable). In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Greenman’s total compensation for each year to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards(a)	Equity Award Adjustments(b)	Compensation Actually Paid to PEO
2022	$5,263,599	(3,933,444)	$(1,209,864)	$120,291
2021	$5,182,371	(3,936,064)	$3,879,525	$5,125,832
2020	$4,520,750	(3,345,103)	$6,336,198	$7,511,845

(a)
The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2022	$2,426,457	$(2,707,286)	—	$(929,035)	—	—	$(1,209,864)
2021	$4,404,003	$(125,623)	—	$(398,855)	—	—	$3,879,525
2020	$4,817,547	$1,336,141	—	$182,510	—	—	$6,336,198

(3)
The dollar amounts reported in column (d) represent the average of the amounts reported for the Company's named executive officers ("NEOs") as a group (excluding Mr. Greenman) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding Mr. Greenman) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2022, Kevin D. Green, Vivek Jayaraman, Richard Benjamin and Chrystal Jensen; and (ii) for 2021 and 2020, Kevin D. Green, Vivek Jayaraman, Richard Benjamin and Laurence M. Corash.
(4)
The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Greenman), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Greenman) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding Mr. Greenman) for each year to determine the compensation actually paid, using the same methodology described above in Note 2:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Average Equity Award Adjustments(a)	Average Compensation Actually Paid to Non-PEO NEOs
2022	$1,953,634	$1,198,118	$(333,064)	$422,452
2021	$1,966,463	$1,226,496	$1,234,477	$1,974,444
2020	$1,580,822	$891,146	$1,692,467	$2,382,142

(a)
The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Year End Fair Value of Equity Awards	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Average Equity Award Adjustments
2022	$739,093	$(804,868)	—	$(267,289)	—	—	$(333,064)
2021	$1,371,383	$(33,531)	—	$(103,375)	—	—	$1,234,477
2020	$1,283,410	$357,148	—	$51,909	—	—	$1,692,467

(5)
Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.
(6)
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the Nasdaq US Benchmark Medical Supplies TR index.
(7)
The dollar amounts presented are from our consolidated financial statements appearing in our Annual Report on Form 10-K for each of the reported fiscal years.
(8)
This is our Company-Selected Measure provided in accordance with Item 402(v)(2)(vi) of Regulation S-K. The dollar amounts presented are from our consolidated financial statements appearing in our Annual Report on Form 10-K for each of the reported fiscal years.

Named Executive Officers, Footnote [Text Block]
(1)
The dollar amounts reported in column (b) are the amounts of total compensation reported for William M. Greenman (our Chief Executive Officer) for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation—Summary Compensation Table.”

Peer Group Issuers, Footnote [Text Block]
(6)
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the Nasdaq US Benchmark Medical Supplies TR index.

PEO Total Compensation Amount	$ 5,263,599	$ 5,182,371	$ 4,520,750
PEO Actually Paid Compensation Amount	$ 120,291	5,125,832	7,511,845
Adjustment To PEO Compensation, Footnote [Text Block]
(2)
The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Greenman, who served as our principal executive officer ("PEO") for each of 2020, 2021 and 2022, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Greenman during such years and are based on valuation assumptions required by the SEC, which are unlikely to reflect actual amounts realized at vesting or exercise (as applicable). In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Greenman’s total compensation for each year to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards(a)	Equity Award Adjustments(b)	Compensation Actually Paid to PEO
2022	$5,263,599	(3,933,444)	$(1,209,864)	$120,291
2021	$5,182,371	(3,936,064)	$3,879,525	$5,125,832
2020	$4,520,750	(3,345,103)	$6,336,198	$7,511,845

(a)
The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2022	$2,426,457	$(2,707,286)	—	$(929,035)	—	—	$(1,209,864)
2021	$4,404,003	$(125,623)	—	$(398,855)	—	—	$3,879,525
2020	$4,817,547	$1,336,141	—	$182,510	—	—	$6,336,198

Non-PEO NEO Average Total Compensation Amount	$ 1,953,634	1,966,463	1,580,822
Non-PEO NEO Average Compensation Actually Paid Amount	$ 422,452	1,974,444	2,382,142
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(4)
The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Greenman), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Greenman) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding Mr. Greenman) for each year to determine the compensation actually paid, using the same methodology described above in Note 2:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Average Equity Award Adjustments(a)	Average Compensation Actually Paid to Non-PEO NEOs
2022	$1,953,634	$1,198,118	$(333,064)	$422,452
2021	$1,966,463	$1,226,496	$1,234,477	$1,974,444
2020	$1,580,822	$891,146	$1,692,467	$2,382,142

(a)
The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Year End Fair Value of Equity Awards	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Average Equity Award Adjustments
2022	$739,093	$(804,868)	—	$(267,289)	—	—	$(333,064)
2021	$1,371,383	$(33,531)	—	$(103,375)	—	—	$1,234,477
2020	$1,283,410	$357,148	—	$51,909	—	—	$1,692,467

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

Compensation Actually Paid and Cumulative TSR

The following chart shows the relationships between (a) the compensation actually paid to Mr. Greenman, (b) the average amount of compensation actually paid to the Company's NEOs as a group (excluding Mr. Greenman) and (c) our TSR and the peer group TSR. The alignment of compensation actually paid with the Company's cumulative TSR over the period presented reflects that a significant portion of the compensation actually paid to Mr. Greenman and to the other NEOs is comprised of equity awards.

Compensation Actually Paid vs. Net Income [Text Block]

Compensation Actually Paid and Net Loss

The following chart shows the relationships between (a) the compensation actually paid to Mr. Greenman, (b) the average amount of compensation actually paid to the Company's NEOs as a group (excluding Mr. Greenman) and (c) our net loss. The Company's net loss decreased over the three years presented in the pay versus performance table while compensation actually paid to Mr. Greenman and the other NEOs decreased during the three-year period presented.

CAP vs. Net income (Loss)

Compensation Actually Paid vs. Company Selected Measure [Text Block]

Compensation Actually Paid and Total Revenue

The following chart shows the relationships between (a) the compensation actually paid to Mr. Greenman, (b) the average amount of compensation actually paid to the Company's NEOs as a group (excluding Mr. Greenman) and (c) our company-selected measure of total revenue. The Company's total revenue increased over the three years presented in the pay-versus-performance table while compensation actually paid to Mr. Greenman and the other NEOs decreased during the three-year period presented.

CAP vs. Revenue

Tabular List [Table Text Block]

Financial Performance Measures

As required by Item 402(v) of Regulation S-K, we have defined the following financial performance measures as being the most important financial performance measures used by the Company to link executive compensation actually paid to the NEOs, for the most recently completed fiscal year, to Company performance:

•
Revenue;
•
Average Quarterly Cash Used in Operations; and
•
Profitability (non-GAAP measure consisting of operating income (loss), less government revenue and costs, stock compensation, depreciation and amortization, and other income (expenses), plus tax).

Total Shareholder Return Amount	$ 86.50	161.38	163.98
Peer Group Total Shareholder Return Amount	99.65	151.98	125.26
Net Income (Loss)	$ (42,825,000.00)	$ (54,376,000.00)	$ (59,857,000.00)
Company Selected Measure Amount	188,315,000	259,528,000	224,249,000
PEO Name	William M. Greenman
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Revenue;
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Average Quarterly Cash Used in Operations;
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Profitability (non-GAAP measure consisting of operating income (loss), less government revenue and costs, stock compensation, depreciation and amortization, and other income (expenses), plus tax).
Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (3,933,444)	$ (3,936,064)	$ (3,345,103)
Equity Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,209,864)	3,879,525	6,336,198
PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment Equity Awards	(1,209,864)	3,879,525	6,336,198
PEO [Member] | Year End Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment Equity Awards	2,426,457	4,404,003	4,817,547
PEO [Member] | Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment Equity Awards	(2,707,286)	(125,623)	1,336,141
PEO [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment Equity Awards	0	0	0
PEO [Member] | Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years That Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment Equity Awards	(929,035)	(398,855)	182,510
PEO [Member] | Fair Value at the End of the Prior Year of Equity Awards That Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment Equity Awards	0	0	0
PEO [Member] | Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment Equity Awards	0	0	0
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment Equity Awards	(333,064)	1,234,477	1,692,467
Adjustment Value Of Equity Awards	1,198,118	1,226,496	891,146
Non-PEO NEO [Member] | Year End Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment Equity Awards	739,093	1,371,383	1,283,410
Non-PEO NEO [Member] | Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment Equity Awards	(804,868)	(33,531)	357,148
Non-PEO NEO [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment Equity Awards	0	0	0
Non-PEO NEO [Member] | Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years That Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment Equity Awards	(267,289)	(103,375)	51,909
Non-PEO NEO [Member] | Fair Value at the End of the Prior Year of Equity Awards That Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment Equity Awards	0	0	0
Non-PEO NEO [Member] | Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment Equity Awards	$ 0	$ 0	$ 0